PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 3.9%
BWX Technologies, Inc.	305,421	$39,964,338
HEICO Corp.	193,496	52,896,001
Standardaero, Inc.*	438,436	12,565,576
		105,425,915
Banks 1.6%
East West Bancorp, Inc.	390,660	42,847,589
Biotechnology 3.4%
Argenx SE (Netherlands), ADR*	34,799	21,455,323
Exact Sciences Corp.*	737,349	45,774,626
Natera, Inc.*	159,801	26,811,412
		94,041,361
Building Products 1.2%
Zurn Elkay Water Solutions Corp.(a)	822,890	32,767,480
Capital Markets 1.9%
Houlihan Lokey, Inc.	97,992	18,529,307
LPL Financial Holdings, Inc.	103,216	33,560,683
		52,089,990
Commercial Services & Supplies 2.2%
GFL Environmental, Inc.(a)	1,296,624	61,070,990
Communications Equipment 0.8%
Arista Networks, Inc.*	54,958	22,303,056
Construction & Engineering 1.4%
Quanta Services, Inc.	110,333	38,011,925
Consumer Finance 1.4%
Ally Financial, Inc.	988,681	39,527,466
Consumer Staples Distribution & Retail 2.4%
Performance Food Group Co.*	737,834	65,106,472
Distributors 0.5%
Pool Corp.(a)	35,363	13,335,034

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment 5.1%
AMETEK, Inc.	196,245	$38,146,103
Generac Holdings, Inc.*	122,085	22,976,397
Hubbell, Inc.	46,987	21,618,249
Vertiv Holdings Co. (Class A Stock)	433,943	55,371,127
		138,111,876
Electronic Equipment, Instruments & Components 0.9%
Cognex Corp.	126,587	5,060,948
Teledyne Technologies, Inc.*	39,473	19,154,668
		24,215,616
Entertainment 1.8%
Take-Two Interactive Software, Inc.*	262,253	49,403,220
Financial Services 5.0%
Apollo Global Management, Inc.	317,850	55,633,286
Shift4 Payments, Inc. (Class A Stock)*(a)	719,016	82,025,345
		137,658,631
Food Products 1.9%
Freshpet, Inc.*	343,299	52,541,912
Ground Transportation 2.8%
J.B. Hunt Transport Services, Inc.	174,136	32,930,859
Saia, Inc.*	74,574	42,438,572
		75,369,431
Health Care Equipment & Supplies 3.5%
Cooper Cos., Inc. (The)*	519,861	54,304,680
Insulet Corp.*	152,898	40,790,128
		95,094,808
Hotels, Restaurants & Leisure 7.0%
Churchill Downs, Inc.	330,259	46,933,106
Domino’s Pizza, Inc.	102,451	48,786,142
Hilton Worldwide Holdings, Inc.	193,839	49,126,556
Texas Roadhouse, Inc.	223,923	45,964,674
		190,810,478

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 0.9%
Lennar Corp. (Class A Stock)	143,211	$24,974,566
Independent Power & Renewable Electricity Producers 1.6%
Vistra Corp.	269,030	43,001,755
Insurance 1.5%
Ryan Specialty Holdings, Inc.(a)	547,273	41,264,384
Interactive Media & Services 1.7%
Pinterest, Inc. (Class A Stock)*	1,531,255	46,427,652
IT Services 3.3%
Gartner, Inc.*	89,348	46,276,010
Globant SA*(a)	193,446	44,059,261
		90,335,271
Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	121,561	16,771,771
Avantor, Inc.*	1,377,758	29,015,583
Illumina, Inc.*	279,529	40,294,105
		86,081,459
Machinery 1.2%
Xylem, Inc.	252,140	31,958,745
Media 2.3%
Trade Desk, Inc. (The) (Class A Stock)*	481,682	61,920,221
Oil, Gas & Consumable Fuels 3.2%
Cheniere Energy, Inc.	286,858	64,259,061
Permian Resources Corp.	1,524,699	23,876,786
		88,135,847
Personal Care Products 0.9%
elf Beauty, Inc.*(a)	183,652	23,786,607
Professional Services 0.7%
KBR, Inc.	308,861	18,788,015

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 2.6%
CBRE Group, Inc. (Class A Stock)*	308,870	$43,238,711
CoStar Group, Inc.*	342,455	27,855,290
		71,094,001
Semiconductors & Semiconductor Equipment 5.3%
Entegris, Inc.	238,416	25,183,882
Marvell Technology, Inc.	654,351	60,651,794
Microchip Technology, Inc.(a)	156,476	10,666,969
Monolithic Power Systems, Inc.	35,788	20,314,701
Universal Display Corp.	165,533	27,233,489
		144,050,835
Software 12.9%
Cadence Design Systems, Inc.*	80,486	24,693,909
Crowdstrike Holdings, Inc. (Class A Stock)*	176,090	60,921,857
CyberArk Software Ltd.*	163,059	52,751,217
Datadog, Inc. (Class A Stock)*	500,953	76,520,571
HubSpot, Inc.*	95,937	69,175,374
Monday.com Ltd.*	93,525	26,688,294
Procore Technologies, Inc.*	208,695	16,946,034
PTC, Inc.*	82,412	16,487,345
Samsara, Inc. (Class A Stock)*	148,234	7,929,037
		352,113,638
Specialty Retail 3.9%
Burlington Stores, Inc.*	233,266	65,753,020
O’Reilly Automotive, Inc.*	32,532	40,444,433
		106,197,453
Textiles, Apparel & Luxury Goods 2.2%
On Holding AG (Switzerland) (Class A Stock)*(a)	1,025,581	59,822,140
Trading Companies & Distributors 1.5%
Watsco, Inc.	75,935	41,885,746

Total Long-Term Investments (cost $1,747,075,831)		2,661,571,585

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 9.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wb)	67,578,514	$67,578,514
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $177,368,207; includes $176,741,025 of cash collateral for securities on loan)(b)(wb)	177,462,938	177,356,461

Total Short-Term Investments (cost $244,946,721)		244,934,975

TOTAL INVESTMENTS 106.6% (cost $1,992,022,552)		2,906,506,560
Liabilities in excess of other assets (6.6)%		(179,596,922)

Net Assets 100.0%		$2,726,909,638

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $173,362,827; cash collateral of $176,741,025 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).